CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Sep. 24, 2011	Mar. 26, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 27, 2008
Current assets:
Cash and cash equivalents	$ 96,202	$ 149,553	$ 136,923	$ 156,908	$ 163,173	$ 137,698
Accounts receivable, less allowance for doubtful accounts of $6,263 and $6,960, respectively	106,843	66,630		60,383
Inventories	67,287	65,907		61,047
Other current assets	12,199	15,732		18,089
Total current assets	282,531	297,822		296,427
Property, plant and equipment, net	330,452	338,125		350,420
Goodwill	277,651	277,651		277,244
Other assets	40,844	42,861		46,823
Total assets	931,478	956,459		970,914
Current liabilities:
Accounts payable	34,208	37,456		39,886
Accrued employment and benefit costs	14,832	22,951		28,624
Customer deposits and advances	34,968	57,476		63,579
Other current liabilities	27,241	23,681		21,945
Total current liabilities	111,249	151,514		164,514
Long-term borrowings	348,277	348,169		347,953
Accrued insurance	41,218	42,891		44,965
Other liabilities	54,501	55,667		50,826
Total liabilities	555,245	598,241		608,258
Commitments and contingencies
Partners' capital:
Common Unitholders (35,501 and 35,429 units issued and outstanding at March 24, 2012 and September 24, 2011, respectively)	432,799	418,134		419,882
Accumulated other comprehensive loss	(56,566)	(59,916)		(57,226)
Total partners' capital	376,233	358,218		362,656	357,536	217,895
Total liabilities and partners' capital	$ 931,478	$ 956,459		$ 970,914